Revenues and other income - Other income and revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues and other income
Gains from sale of assets and businesses	€ 10	€ 152	€ 454
Other proceeds	950	1,008	662
Other revenue	€ 960	€ 1,160	€ 1,116